Consolidated statements of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statements of comprehensive income [Abstract]
Profit/(loss) for the year	$ (2,087)	$ (10,918)	$ 16,874
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	218,737	33,846	(26,272)
Currency translation differences	(33,704)	(41,956)	(9,947)
Tax effect	(54,405)	(9,139)	5,897
Net income/(expense) recognized directly in equity	130,628	(17,249)	(30,322)
Cash flow hedges	38,187	58,292	58,381
Tax effect	(9,547)	(14,573)	(14,595)
Transfers to income statement	28,640	43,719	43,786
Other comprehensive income/(loss)	159,268	26,470	13,464
Total comprehensive income for the year	157,181	15,552	30,338
Total comprehensive income attributable to non-controlling interest	(14,613)	(14,586)	(4,627)
Total comprehensive income attributable to the Company	$ 142,568	$ 966	$ 25,711